Variable interest entities and securitizations (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Variable Interest Entities

The tables below show consolidated assets of the Group’s consolidated VIEs as well as total assets and maximum exposure to loss for its significant unconsolidated VIEs, as of March 31, 2012 and 2013:

	Consolidated VIEs	Significant unconsolidated VIEs
2012	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,129	—	—
Asset-backed securitizations	426	582	33
Investments in securitization products	74	—	—
Investment funds	989	2,455	334
Trust arrangements and other	119	—	—

Total	3,737	3,037	367

	Consolidated VIEs	Significant unconsolidated VIEs
2013	Consolidated assets	Total assets	Maximum exposure to loss
	(in billions of yen)
Asset-backed commercial paper/loan programs	2,212	—	—
Asset-backed securitizations	385	463	37
Investments in securitization products	—	530	206
Investment funds	1,175	2,770	302
Trust arrangements and other	39	—	—

Total	3,811	3,763	545

Unconsolidated VIEs
Schedule of Variable Interest Entities

The tables below present the carrying amount and classification of assets and liabilities on the MHFG Group’s balance sheets that relate to its variable interests in the significant unconsolidated VIEs, as of March 31, 2012 and 2013:

Assets on balance sheets related to unconsolidated VIEs:	2012	2013
	(in billions of yen)
Trading account assets	46	46
Investments	202	206
Loans	120	308

Total	368	560

Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:	2012	2013
	(in billions of yen)
Payables under securities lending transactions	15	14

Total	15	14

Maximum exposure to loss	367	545